Research Collaboration Agreements (Summary of Future Minimum Payments under Company's Research Collaboration) (Details) - Research Collaboration Agreements [Member] $ in Thousands	Aug. 31, 2015 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
2016	$ 602
2017	50
Contractual Obligation, Total	$ 652